TRADE PAYABLES (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 2,946	¥ 20,326	¥ 21,118
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	600	4,139	8,326
Between 1-2 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	788	5,438	10,030
Between 2-3 years [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 1,558	¥ 10,749	¥ 2,762